Stock-based compensation - Aggregate Intrinsic Value of Options (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Outstanding	$ 315	$ 306	$ 409
Exercisable	$ 315	$ 267	$ 307